Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,758	5,567	23,316	16,054	12,200
General and administrative	2,781	2,367	8,586	6,844	2,287
Restructuring charges	3,486	0
Loss from operations	(9,025)	(7,934)	(31,902)	(22,898)	(14,487)
Interest and other income, net	109	96	439	80	296
Interest expense		0			(845)
Net loss	(8,916)	(7,838)	(31,463)	(22,818)	(15,036)
Gain on extinguishment of convertible debt as a capital transaction			0	0	378
Net loss attributable to common stockholders	(8,916)	(7,838)	(31,463)	(22,818)	(14,658)
Unrealized gains (losses) on marketable securities, net	3		(20)	3
Comprehensive loss	$ (8,913)	$ (7,838)	$ (31,483)	$ (22,815)	$ (14,658)
Weighted average shares outstanding - basic and diluted (in shares)	15,644	15,462	15,492	9,371	723
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (0.57)	$ (0.51)	$ (2.03)	$ (2.43)	$ (20.27)
Total stock-based compensation expense	$ 2,697	$ 707
Research and development
Operating expenses:
Total stock-based compensation expense	1,265	213
General and administrative
Operating expenses:
Total stock-based compensation expense	$ 1,432	$ 494